Document and Entity Information	Oct. 01, 2021
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 01, 2021
Entity File Number	001-40361
Entity Registrant Name	AGILITI, INC. \DE
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1608463
Entity Address, Address Line One	6625 West 78th Street
Entity Address, Adress Line Two	Suite 300
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55439
City Area Code	952
Local Phone Number	893-3200
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	AGTI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001749704
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false